RISK MANAGEMENT - Small Business Loans (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Financial assets	$ 16,822,754	$ 17,361,475
Allowance account for credit losses of financial assets	10,929,395	10,235,831	$ 8,223,103	$ 6,621,911
Small Business Loans
Disclosure Of Risk Management [Line Items]
Financial assets	$ 20,196,497	$ 17,452,183
Percentage of Allowance Recorded on Financial Assets	20.80%	20.67%
Allowance account for credit losses of financial assets	$ 4,200,467	$ 3,607,295
Small Business Loans | Level 1 - Low Risk [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	$ 8,781,473	$ 9,179,165
Percentage of Allowance Recorded on Financial Assets	1.38%	1.04%
Allowance account for credit losses of financial assets	$ 120,933	$ 95,896
Small Business Loans | Level 2 - Medium Risk [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	$ 3,908,092	$ 2,549,977
Percentage of Allowance Recorded on Financial Assets	5.78%	8.96%
Allowance account for credit losses of financial assets	$ 225,881	$ 228,461
Small Business Loans | Level 3 - High Risk [Member]
Disclosure Of Risk Management [Line Items]
Financial assets	$ 7,506,932	$ 5,723,041
Percentage of Allowance Recorded on Financial Assets	51.33%	57.36%
Allowance account for credit losses of financial assets	$ 3,853,653	$ 3,282,938